Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment
The following table presents a breakdown for property, plant and equipment.

(€ thousands)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Leasehold improvements	Other tangible assets	Tangible assets under construction and advances	Total
Historical cost at January 1, 2024	8,581	161,755	162,500	251,565	6,429	5,426	596,256
Additions	8,884	8,482	22,812	47,297	376	11,971	99,822
Disposals	—	(3,876)	(16,726)	(12,941)	(86)	(21)	(33,650)
Business combinations	—	—	109	877	—	28	1,014
Exchange differences	5	(15)	4,768	9,587	16	39	14,400
Reclassifications	(77)	528	1,948	(207)	375	(6,541)	(3,974)
Balance at December 31, 2024	17,393	166,874	175,411	296,178	7,110	10,902	673,868
Additions	1,100	7,393	19,379	26,355	580	26,698	81,505
Disposals	—	(2,750)	(5,910)	(18,565)	(304)	(179)	(27,708)
Business combinations	—	—	632	—	—	—	632
Exchange differences	—	(36)	(13,012)	(26,544)	(94)	(689)	(40,375)
Reclassifications	(1)	931	2,626	9,386	311	(12,964)	289
Balance at December 31, 2025	18,492	172,412	179,126	286,810	7,603	23,768	688,211

Accumulated depreciation at January 1, 2024	(4,437)	(134,701)	(128,912)	(164,147)	(4,451)	—	(436,648)
Depreciation	(239)	(6,756)	(14,666)	(31,440)	(819)	—	(53,920)
Impairment	—	(108)	(1,642)	(1,483)	—	—	(3,233)
Disposals	—	3,845	16,320	12,474	188	—	32,827
Exchange differences	(5)	7	(4,334)	(7,781)	2	—	(12,111)
Reclassifications	98	33	(1,672)	5,638	(74)	—	4,023
Balance at December 31, 2024	(4,583)	(137,680)	(134,906)	(186,739)	(5,154)	—	(469,062)
Depreciation	(242)	(7,267)	(15,646)	(34,070)	(446)	—	(57,671)
Impairment	—	22	(1,312)	(3,736)	—	—	(5,026)
Disposals	—	2,626	5,326	17,979	290	—	26,221
Exchange differences	—	12	10,791	19,001	61	—	29,865
Reclassifications	2	(10)	(1,364)	259	(181)	—	(1,294)
Balance at December 31, 2025	(4,823)	(142,297)	(137,111)	(187,306)	(5,430)	—	(476,967)

Carrying amount at:
January 1, 2024	4,144	27,054	33,588	87,418	1,978	5,426	159,608
December 31, 2024	12,810	29,194	40,505	109,439	1,956	10,902	204,806
December 31, 2025	13,669	30,115	42,015	99,504	2,173	23,768	211,244

Summary of Impairment Testing in Respect of Property Plant and Equipment
The following table presents the results of the impairment tests performed over the Group’s DOSs, as well as sensitivity analyses performed to verify whether reasonably possible changes in the main assumptions used to determine the recoverable amount of the DOSs would significantly affect the results of the impairment tests.

		Existing assumptions			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Impairment	WACC (%)	Revenues CAGR (%) vs. current year	Growth rate (%)	WACC +100 bps	Revenues -250 bps	Growth rate -50 bps
Zegna segment DOSs
2025	(4,129)	8.06% / 14.31%	-7.0%	1.50% / 4.00%	(4,484)	(4,850)	(4,186)
2024	(4,150)	8.05% / 14.09%	+6.7%	1.00% / 4.00%	(4,734)	(5,084)	(4,262)
Thom Browne segment DOSs
2025	(495)	10.32% / 14.15%	+24.5%	2.00% / 3.00%	(605)	(688)	(513)
2024	(2,957)	10.66% / 13.06%	+11.1%	2.50% / 3.00%	(3,032)	(3,614)	(2,969)
Tom Ford Fashion segment DOSs
2025	(10,415)	9.52% / 13.66%	+12.1%	2.00% / 3.00%	(10,654)	(11,438)	(10,433)
2024	(4,089)	8.45%/13.14%	+16.9%	2.00% / 3.00%	(4,323)	(4,620)	(4,140)

Summary of Impairment and Reversal of Impairment
The following tables present the impairment and the reversal of impairment that was recognized in relation to the Group’s DOSs in 2025, 2024 and 2023.

	For the year ended December 31, 2025
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
DOSs impairment
Zegna segment	1,671	2,450	8
Thom Browne segment	251	244	—
Tom Ford Fashion segment	3,104	7,247	64
Total DOSs impairment for the Group	5,026	9,941	72

	For the year ended December 31, 2024
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
DOSs impairment
Zegna segment	688	3,404	58
Thom Browne segment	752	2,205	—
Tom Ford Fashion segment	1,793	2,296	—
Total DOSs impairment for the Group	3,233	7,905	58

	For the year ended December 31, 2023
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
DOSs impairment
Zegna segment	551	268	35
of which impairment	595	268	37
of which reversal of impairment	(44)	—	(2)
Thom Browne segment	18	—	—
Tom Ford Fashion segment	346	564	—
Total DOSs impairment for the Group	915	832	35